13. Derivative Liabilities (Details A) (Derivative Liabilities, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Liabilities
Estimated fair value of underlying common stock	$ 3.00	$ 3.00
Remaining life, min	3 years 1 month 24 days	3 years 18 days
Remaining life, max		3 years 1 month 24 days
Risk-free interest rate, min		0.35%
Risk-free interest rate, max		0.38%
Expected volatility, min		141.00%
Expected volatility, max		142.00%
Dividend yield		0.00%